Property, equipment and software, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Electronic Equipment CNY	Dec. 31, 2013 Electronic Equipment CNY	Dec. 31, 2014 Office equipment CNY	Dec. 31, 2013 Office equipment CNY	Dec. 31, 2014 Vehicles CNY	Dec. 31, 2013 Vehicles CNY	Dec. 31, 2014 Logistic and warehouse equipment CNY	Dec. 31, 2013 Logistic and warehouse equipment CNY	Dec. 31, 2014 Leasehold improvement CNY	Dec. 31, 2013 Leasehold improvement CNY	Dec. 31, 2014 Software CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2014 Building CNY	Dec. 31, 2013 Building CNY
Property, equipment and software, net
Total property, equipment and software	3,433,750	1,527,408			1,372,896	671,491	33,190	30,326	530,731	199,780	598,831	232,603	136,522	59,983	100,215	57,508	661,365	275,717
Less: Accumulated depreciation	(1,025,312)	(502,980)
Net book value	2,408,438	1,024,428		388,170
Depreciation expenses	514,974	257,213	169,277